Leases - Schedule of Minimum Future Payments and Fair Value of Minimum Lease Payments (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities - minimum payments
Present value of lease liabilities	R$ 9,644	R$ 9,184
Current	412	532
Non-current	9,232	8,652
Future financing charges	13,182	13,164
Future lease payments	22,826	22,348
PIS and COFINS embedded in the present value of lease agreements	430	558
PIS and COFINS embedded in the gross value of lease agreements	1,018	1,359
Less than 1 year [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	412	532
1 to 5 years [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	1,569	1,702
More than 5 years [Member]
Lease liabilities - minimum payments
Present value of lease liabilities	R$ 7,663	R$ 6,950